CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2021
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTSIn the normal course of business, our company will enter into contractual obligations which include commitments relating primarily to contracted project costs for various growth initiatives such as committed expenditures associated with gas and electricity sales contracts at our U.K. regulated distribution operation. As at December 31, 2021, our company had $726 million (2020: $820 million) of commitments outstanding, of which 21% mature in less than one year, 48% between two and five years, and 31% after five years.In addition, pursuant to the Master Service Agreement, on a quarterly basis, the partnership pays a base management fee to certain service providers (the “Service Providers”), which are wholly-owned subsidiaries of Brookfield, equal to 0.3125% per quarter (1.25% annually) of the combined market value of the partnership and our company. Our company reimburses the partnership for our proportionate share of the management fee. The fee attributable to our company is recorded on the Consolidated Statements of Operating Results in general and administrative expenses. The amount attributable to our company is based on weighted average units and shares outstanding after retroactively adjusting for the special distribution.